Segment Information and Geographic Data - Additional Information (Detail)	12 Months Ended
Jun. 30, 2026 Segment
Segment Reporting [Abstract]
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	srt:ChiefExecutiveOfficerMember
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	The CODM uses operating income to allocate resources during our annual planning process and throughout the year, as well as to assess the performance of our segments, primarily by monitoring actual results compared to prior periods and expected results.
Number of reportable segments	2
Sales to an individual customer	No sales to an individual customer or country other than the United States accounted for more than 10% of revenue for fiscal years 2026, 2025, or 2024.